Long-Term Debt - Additional Information - Senior unsecured notes (Detail) - Senior Notes (8.5%) due January 15, 2020 [Member] - USD ($)		1 Months Ended	12 Months Ended
	Jan. 27, 2010	Nov. 30, 2015	Dec. 31, 2016
Debt Instrument [Line Items]
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding		8.50%	8.50%
Debt instrument, principal amount		$ 200,000,000	$ 450,000,000
Percentage over par at which notes sold	99.181%	99.01%
Effective interest rate			8.67%
Capitalized cost included in long term debt			$ 13,300,000
Unamortized balance of the capitalized issuance cost			$ 5,700,000
Debt instrument, redemption price as percentage of principal amount			100.00%
Discount rate for redemption feature			0.50%